Investment Strategy - AMG GW&K International Small Cap Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity securities issued by foreign, small market capitalization companies. The Fund invests in companies that GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), believes have the ability to grow earnings or asset value over the long term. Using its fundamental research process, GW&K seeks to identify quality companies trading at attractive prices, often under-researched or under-owned by other institutional investors, and possessing one or more of the following characteristics:
○Stable and visible earnings or cash flow growth with a high-quality business franchise;
○Under-appreciated growth potential trading at a discounted valuation;
○Attractive assets with possible catalysts to unlock embedded value; or
○Potential for rapid growth requiring a longer-term investment horizon to recognize underlying value
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small market capitalization companies. The Fund defines small market capitalization companies as those with a market capitalization of less than $5 billion or otherwise within the capitalization range of companies in the MSCI World ex USA Small Cap Index. As of September 1, 2026, the date of the latest rebalance of the MSCI World ex USA
Small Cap Index, the capitalization range was $200.11 million to $12.074 billion. Index capitalization ranges will change over time.
Additionally, under normal circumstances, the Fund invests at least 40% (or, if market conditions are not favorable in the view of GW&K, at least 30%) of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a non-U.S. issuer. The Fund considers a company to be non-U.S. issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund may invest in securities of issuers located in any country outside the U.S., including developed and emerging market countries.
The Fund’s investments in equity securities may include common shares and other equity securities, such as preferred shares, depositary receipts and securities convertible into common shares, preferred shares or depositary receipts, and pooled investment vehicles, including real estate investment trusts (“REITs”).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund defines small market capitalization companies as those with a market capitalization of less than $5 billion or otherwise within the capitalization range of companies in the MSCI World ex USA Small Cap Index. As of September1, 2026, the date of the latest rebalance of the MSCI World ex USA
Small Cap Index, the capitalization range was $200.11 million to $12.074 billion. Index capitalization ranges will change over time.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a non-U.S. issuer. The Fund considers a company to be non-U.S. issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small market capitalization companies.